SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company USD ($)	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY
STATEMENTS OF COMPREHENSIVE INCOME
Foreign currency translation adjustments, tax	$ 0	0	0	0	$ 0	0	0	0